SHARE-BASED COMPENSATION (Details)			12 Months Ended
	Nov. 09, 2020 USD ($) $ / shares shares	Aug. 15, 2020 USD ($) shares	Dec. 31, 2020 USD ($) installment $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2017 shares	Nov. 07, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (in years)			10 years
Number of equal vesting instalments | installment			4
Share options granted			6,313,373	372,500
Incremental compensation cost to be recognized | $		$ 0
Exercise price (in USD per share) | $ / shares			$ 2.00	$ 1.26
Shares issued upon exercise of share options (in shares)			3,694,934	34,000
Total amount | $			$ 140,928	$ 18,700
Weighted average period for recognition of share based compensation expense (in years)			3 years 4 months 21 days
Share options granted containing both service conditions and performance conditions			2,178,808
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			5 years
Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
Share options granted		184,692
Number of options, vesting schedules and conditions waived	2,375,000
Shares issued upon exercise of share options (in shares)	2,375,000
Total amount | $	$ 5,197,650
shares unvested			2,285,000
Management | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share) | $ / shares	$ 1.83
Management | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share) | $ / shares	$ 2.26
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued						4,336,126
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued					6,336,126
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued				11,391,131